Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents, currencies
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

US Dollars	225,283	102,669
New Israeli Shekels	13,566	1,542
Other currencies	3,094	1,604

	241,943	105,815